Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income/(loss)	$ (1,877)	$ 913
Other comprehensive income consists of the following:
Translation gain/(loss)	(369)	(59)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(21)	(13)
Release on disposal of available-for-sale financial assets during the period, net of tax	(1)	0
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income/(loss) during the period, net of tax	29	4
Other comprehensive income	(362)	(68)
Comprehensive Income	(2,239)	845
Total comprehensive income attributable to:
AngloGold Ashanti	(2,225)	833
Noncontrolling interests	(14)	12
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	2	4
Reclassification of other-than-temporary impairment on available for sale financial assets to Net Income during the period, tax effect	0	0
Release on disposal of available-for-sale financial assets during the period, tax effect	$ 0